Consolidated VIEs and Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Information of consolidated VIEs
The following table includes selected consolidated financial information as of December 31, 2021 and 2020 of our consolidated VIEs, as included in our consolidated financial statements, as of the periods they were considered VIEs and in each case, after intercompany eliminations.

	December 31, 2021		December 31, 2020
(Amounts in thousands)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)
Consolidated VIE balance sheets information:
Cash and cash equivalents	$101,050	$8,493	$161,411	$5,194
Property and equipment, net	621,365	—	445,599	—
Restricted cash	10,000	—	10,000	—
Total assets	2,707,505	15,204	2,096,389	13,834
Long-term debt, net	5,697	—	30,638	—
Total liabilities	2,367,597	3,234	1,693,267	573
Redeemable stock issued by VIEs	80,000	—	500,000	—
Total net assets(3)	259,908	11,970	(96,878)	13,261

The following tables include selected consolidated financial information for the years ended December 31, 2021, 2020, 2019 and of our consolidated VIEs, as included in our consolidated financial statements, for the periods they were considered VIEs and in each case, after intercompany eliminations.

	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019
(Amounts in thousands)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)
Consolidated VIE statements of operations information:
Total Revenue	$262,270	$14,772	$497,751	$21,169	$528,044	$13,439
Net income (loss)	$(191,934)	$1,695	$(750,472)	$(2,502)	$(776,113)	$(24,747)

	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019
(Amounts in thousands)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)
Consolidated VIE statements of cash flows information:
Net cash provided by (used in) operating activities	$(117,182)	$4,520	$(38,259)	$2,549	$(108,246)	$4,247
Net cash used in investing activities	(26,740)	—	(236,971)	(573)	$(592,574)	$(826,707)
Net cash provided by (used in) financing activities	94,386	(1,217)	73,447	(1,908)	$292,775	$843,312

(1)The “SBG JVs” include ChinaCo, JapanCo, PacificCo, and LatamCo. as of and for the periods that each represented a consolidated VIE. The ChinaCo Deconsolidation occurred on October 2, 2020 and as a result, ChinaCo results and balances are not included above for the period subsequent to deconsolidation. The PacificCo Roll-up occurred on April 17, 2020 and as a result, PacificCo results and balances are not included above for the period subsequent to April 17, 2020. The Company entered into the LatamCo agreement on September 1, 2021 and as a result, LatamCo results and balances are not included above for the period prior to September 1, 2021. The consent of an affiliate of SoftBank Group Capital Limited is required for any dividends to be distributed by JapanCo and LatamCo. As a result, any net assets of JapanCo and LatamCo would be considered restricted net assets to the Company as of December 31, 2021. The net assets of the SBG JVs include preferred stock issued to affiliates of SBG and other investors with aggregate liquidation preferences totaling $580.0 million and $500.0 million as of December 31, 2021 and 2020, respectively, of which $80.0 million and $500.0 million of preferred stock is redeemable upon the occurrence of an event that is not solely within the control of the Company, as of December 31, 2021 and 2020, respectively. The initial issuance price of such redeemable and non-redeemable preferred stock equals the liquidation preference for each share issued. After reducing the net assets of the SBG JVs by the liquidation preference associated with such redeemable preferred stock, the remaining net assets of the SBG JVs is negative as of December 31, 2021 and 2020.
Effective on the Closing of the Business Combination (as described in Note 3) the redemption features were eliminated and the noncontrolling interests of JapanCo are reflected in the equity section of the accompanying consolidated balance sheets as of December 31, 2021.
(2)For the year ended December 31, 2021, "Other VIEs" includes WeCap Manager and WeCap Holdings Partnership. For the years ended December 31, 2020 and 2019, "Other VIEs” includes WeCap Manager, WeCap Holdings Partnership, WeWork Waller Creek, 424 Fifth Venture and the Creator Fund in the periods prior to any disposal or deconsolidation as discussed above.
(3)Total net assets represents total assets less total liabilities and redeemable stock issued by VIEs after the total assets and total liabilities have both been reduced to remove amounts that eliminate in consolidation.
ChinaCo contributed the following to the Company's consolidated results of operations prior to its deconsolidation on October 2, 2020, in each case excluding amounts that eliminate in consolidation:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Revenue	$—	$206,261	$228,537
Location operating expenses	—	266,318	290,254
Pre-opening location expenses	—	13,465	71,681
Selling, general and administrative expenses	—	68,884	85,237
Restructuring and other related costs	—	(18,660)	6,684
Impairments/(gain on sale) of goodwill, intangibles and other assets	—	450,312	—
Depreciation and amortization	—	39,208	42,257
Total Expenses	—	819,527	496,113
Total interest and other income (expense), net	—	3,446	(6,443)
Net loss	$—	$(609,820)	$(274,019)
Net (loss) income attributable to WeWork Inc.	$—	$(62,997)	$39,072